Sep-23-03 03:46pm From- T-063 P.002/002 F-325

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028345

Cert NYS

1-11661

NYSE

RECD S.E.C.
SEP 23 2003
081

September 23, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 29 2003
THOMSON FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Lehman ABS Corporation, 2,403,760 Corporate Backed Trust Certificates, DaimlerChrysler Debenture-Backed Series 2003-15 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 23, 2003. Tentative listing date – Not yet determined.

Sincerely,